Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity in brokers' trading accounts:
Cash	$ 54,216,191	$ 94,093,764
Unrealized gain (loss) on open contracts, net	25,510,118	3,681,219
Total equity in brokers' trading accounts	79,726,309	97,774,983
Cash and cash equivalents	147,776,512	204,384,040
Securities owned, at fair value (cost $241,686,422 and $358,405,739, respectively)	242,024,612	358,679,830
Interest receivable	20,055	34,479
Total assets	469,547,488	660,873,332
Liabilities
Brokerage commission payable	2,719,686	3,785,102
Accrued incentive fees	1,167,218
Organization and offering costs payable	113,427	158,430
Accrued operating expenses	97,632	136,985
Pending limited partner additions	161,400	3,226,078
Redemptions payable to limited partners	17,916,116	16,826,687
Total liabilities	22,175,479	24,133,282
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	447,372,009	636,740,050
Total liabilities and partners' capital (net asset value)	469,547,488	660,873,332
Class A
Partners' Capital (Net Asset Value)
General Partner	893,603	3,040,653
Limited Partners	20,460,216	31,269,640
Class B
Partners' Capital (Net Asset Value)
Limited Partners	218,187,750	330,303,791
Legacy 1 Class
Partners' Capital (Net Asset Value)
General Partner	882,283	897,998
Limited Partners	2,851,909	3,851,016
Legacy 2 Class
Partners' Capital (Net Asset Value)
General Partner	847,762	864,602
Limited Partners	4,349,828	11,061,307
Global 1 Class
Partners' Capital (Net Asset Value)
General Partner	1,146,701	1,160,812
Limited Partners	8,301,280	10,526,414
Global 2 Class
Partners' Capital (Net Asset Value)
General Partner	1,626,069	1,649,835
Limited Partners	14,742,440	23,335,702
Global 3 Class
Partners' Capital (Net Asset Value)
Limited Partners	$ 173,082,168	$ 218,778,280